EXCHANGEABLE NOTES AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Carrying Value of Exchangeable Senior Notes
	December 31, 2021 US$’000	December 31, 2020 US$’000
Current liabilities
Exchangeable senior notes	83,312	-

Total current liabilities	83,312	-

	December 31, 2021 US$’000	December 31, 2020 US$’000
Non-Current liabilities
Exchangeable senior notes	-	82,664
Other borrowings	-	31
Total value of embedded derivatives – liability	-	1,370

Total non-current liabilities	-	84,065

	December 31, 2021 US$’000	December 31, 2020 US$’000
Non-current assets
Exchangeable note bond call option	-	150

Non-current liabilities
Exchangeable note equity conversion option	-	1,370
Exchangeable note bond put option	-	-

	-	1,370

Total value of embedded derivatives – net liability	-	1,220

Schedule of Exchangeable Notes
	December 31, 2021 US$’000	December 31, 2020 US$’000
Balance at 1 January	82,664	82,021
Accretion interest (Note 8)	648	643

	83,312	82,664